Financial Result - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Finance Income (Cost) [Line Items]
Fair value changes of warrants included in finance income	€ 16,187
Fair value changes of foreign currency exchange contract included in finance income	163
Fair value changes of money market funds included in finance expense	67
Fair value changes of convertible loans included in finance income		€ 6,757
Fair value changes of foreign currency exchange contract included in finance expense	€ 9,376